Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 29,111	$ 33,986	$ 108,382
Cash
Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents		19	59
Money Market Funds
Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 33,967	$ 108,323